SHARES AUTHORIZED AND TRANSACTION (Details) (USD $)	Dec. 31, 2012	Jun. 23, 2011	Apr. 10, 2011
Common shares authorized to issue	100,000,000
Common shares authorized to issue par value	$ 0.001
Common shares issued and outstanding		79,800,000
Shares surrendered for cancellation		33,000,000
Common shares issued for acquisition of 100% of issued and outstanding.	12,000,000
Common shares held in escrow.	6,000,000
Another shares surrendered			3,000,000
Debiting common stock at par			$ 3,000
Common shares sold to one investor			400,000
Common stock price			$ 0.25
Common stock value			$ 100,000